Note 20 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2013						December 31, 2012
			Fair value hierarchy
(Dollars in thousands)	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3	Contract amount	Carrying amount	Estimated fair value	Contract amount
Financial assets:
Cash and cash equivalents	$120,686	120,686	120,686				83,660	83,660
Securities available for sale	107,956	107,956		107,956			85,891	85,891
Loans held for sale	1,502	1,502		1,502			2,584	2,584
Loans receivable, net	384,615	388,263		388,263			454,045	459,177
Federal Home Loan Bank stock	784	784		784			4,063	4,063
Accrued interest receivable	1,953	1,953		1,953			2,018	2,018
Financial liabilities:
Deposits	553,930	553,930		553,930			514,951	514,951
Federal Home Loan Bank advances	0	0		0			70,000	71,623
Accrued interest payable	146	146		146			247	247
Off-balance sheet financial instruments:
Commitments to extend credit	2	2				126,871	27	27	89,329
Commitments to sell loans	(22)	(22)				2,025	(40)	(40)	7,046